Offerings - Offering: 1	Aug. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	15,110,000
Proposed Maximum Offering Price per Unit	14.79
Maximum Aggregate Offering Price	$ 223,476,900.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 30,862.16
Offering Note	Following the effectiveness of this registration statement, Etoiles Capital Group Co., Ltd. (“Etoiles”) intends, subject to the approval of Etoiles’ shareholders, to change of Etoiles’ jurisdiction of incorporation from the Cayman Islands to the State of Nevada by deregistering as an exempted company in the Cayman Islands and continuing and domesticating as a corporation incorporated under the laws of the State of Nevada (the “Domestication”). The continuing entity following the Domestication (“Etoiles Nevada”) will continue to be named Etoiles Capital Group Co., Ltd. after the Domestication. All securities being registered will be issued by Etoiles Nevada following the Domestication.

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of additional securities as may be issuable to prevent dilution resulting from stock splits, dividends or similar transactions.

The total number of shares of Etoiles Nevada’s Common Stocks being registered hereby represents the number of Class A ordinary shares of Etoiles that are expected to be issued and outstanding at the effective time of the domestication, based on shares issued and outstanding as of August 14, 2026.

Pursuant to Rules 457(c) and 457(f)(1) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $0.9799, which is the average of the high $15.68 and low $13.90 prices of Class A ordinary shares of Etoiles on The Nasdaq Capital Market on October 3, 2026 (such date being the last trading date of the Etoiles’ Class A Ordinary Shares prior to the Securities and Exchange Commission’s order suspending trading in the securities)

Calculated pursuant to Rule 457 under the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.0001381.